Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 30, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File No.: 333-270997 and 811-23859
1919 Financial Services Fund (S000082984)
1919 Socially Responsive Balanced Fund (S000082985)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, the 1919 Financial Services Fund and the 1919 Socially Responsive Balanced Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 29, 2024, and filed electronically as Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N‑1A on April 26, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 480-964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios